GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 29, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount of goodwill by operating segment
Our goodwill balance and changes in the carrying amount of goodwill by operating segment are as follows (in thousands):

	Engineered Building Systems	Metal Components	Insulated Metal Panels	Metal Coil Coating	Total
Balance, November 1, 2015	$14,310	$7,110	125,199	$11,407	$158,026
Purchase accounting adjustments(1)	—	—	(3,755)	—	(3,755)
Balance, October 30, 2016	$14,310	$7,110	121,444	11,407	$154,271
Impairment	—	—	—	(6,000)	(6,000)
Other, net	—	—	20	—	20
Balance, October 29, 2017	$14,310	$7,110	$121,464	$5,407	$148,291

(1)
Includes immaterial error corrections related to the balance sheet and statement of operations as of and for the year ended November 1, 2015. These corrections related to the fair value of liabilities assumed in the acquisition of CENTRIA and resulted in a decrease in goodwill and current liabilities of $3.8 million and $3.0 million, respectively. The impact of these error corrections on net income for the fiscal year ended October 30, 2016 was a decrease of $0.5 million ($0.8 million, before tax). Management has assessed both quantitative and qualitative factors discussed in ASC Topic 250, Accounting Changes and Error Corrections, and Staff Accounting Bulletin 1.M, Materiality (SAB Topic 1.M) to determine that the correction of these misstatements qualifies as an immaterial error correction.

Intangible asset activity
The following table represents all our intangible assets activity for the fiscal years ended October 29, 2017 and October 30, 2016 (in thousands):

	Range of Life (Years)			October 29, 2017	October 30, 2016
Amortized intangible assets:
Cost:
Trade names		15		$29,167	$29,167
Customer lists and relationships	12	–	20	136,210	136,210
Non-competition agreements	5	–	10	8,132	8,132
Supplier relationships		3		150	150
				$173,659	$173,659
Accumulated amortization:
Trade names				$(10,713)	$(8,768)
Customer lists and relationships				(30,971)	(23,295)
Non-competition agreements				(8,132)	(8,132)
Supplier relationships				(150)	(150)
				$(49,966)	$(40,345)

Net book value				$123,693	$133,314
Indefinite-lived intangible assets:
Trade names				13,455	13,455
Total intangible assets at net book value				$137,148	$146,769

Amortization expense over next five fiscal years	We expect to recognize amortization expense over the next five fiscal years as follows (in thousands):

2018	$9,620
2019	9,620
2020	9,327
2021	9,064
2022	8,721